CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ (107)	$ 130	$ (3,970)	$ (6,902)
Adjustments to reconcile net loss to net cash used in operating activities:
Bad debt expense	(35)	17	221	19
Depreciation	37	54	1,223	1,054
Amortization	0	54
Stock based compensation	19	30	95	1,008
Non- employee stock based compensation	0	0	0	400
Change in fair value of warrants	(628)	(1,395)	(1,677)	(568)
Changes in operating assets and liabilities:
Inventory	(63)	(135)	345	129
Accounts receivable	(6)	(56)	(31)	61
Other current assets	52	271	519	(681)
Other assets	1	18	(247)	28
Accounts payable	148	153	775	91
Deferred revenue	(4)	(151)	(183)	193
Accrued liabilities	179	55	1,128	1,125
Total adjustments	(300)	(1,085)	2,168	2,859
Net cash used in operating activities	(407)	(955)	(1,802)	(4,043)
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to fixed assets	0	0	0	(8)
Net cash used in investing activities	0	0	0	(8)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from issuance of preferred stock and warrants, net	0	0	0	3,698
Net proceeds from issuance of common stock and warrants, net	217	0	50	720
Proceeds from debt financing, net of discounts and debt issuance costs	212	1,029	1,958	377
Proceeds from options and warrants exercised	0	0	0	143
Payments on notes payable	(35)	(53)	(227)	(1,014)
Net cash provided by financing activities	394	976	1,781	3,924
NET CHANGE IN CASH AND CASH EQUIVALENTS	(13)	21	(21)	(127)
CASH AND CASH EQUIVALENTS, beginning of year	14	35	35	162
CASH AND CASH EQUIVALENTS, end of period	1	56	14	35
SUPPLEMENTAL SCHEDULE OF:
Cash paid for Interest	1	1	0	76
NONCASH INVESTING AND FINANCING ACTIVITIES:
Deemed dividend on beneficial conversion feature of Series C preferred stock	0	0	0	150
Deemed dividend on price changes for Series B preferred stock warrants	0	0	0	64
Deemed dividend on December 2014 public offering warrants	0	0	0	1,049
Term changes on Series B preferred stock and December 2014 public offering warrants resulting in transfer to equity	0	0	0	324
Issuance of common stock as debt repayment	17	125	258	1,014
Repayment of deferred compensation via issuance of preferred stock	0	0	0	100
Dividends on preferred stock	$ 99	$ 470	$ 1,025	$ 1,338